Operating Revenue - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
less:current portion	¥ (5,003)	¥ (5,022)
Other non-current assets	17,551	8,442
Contract assets relating to contracts with customers [member]
Disclosure of products and services [line items]
Total contract assets	6,567	6,489
Contracts with customers non current portion recorded in other non current assets [member]
Disclosure of products and services [line items]
Total contract assets	1,564	1,467
Contract costs recorded in other non current assets [member]
Disclosure of products and services [line items]
Other non-current assets	¥ 15,987	¥ 6,975